Risk Report - Collateral held against impaired loans, with fair values capped at transactional outstanding (Detail) - Aggregated Value of Collateral (Impaired Loans) [Member] € in Millions	Dec. 31, 2017 EUR (€)
Aggregated Value of Collateral (Impaired Loans) [Line Items]
Financial and other collateral	€ 1,757	[1]
Guarantees received	309
Total collateral held for impaired loans	€ 2,066

[1]	Defaulted mortgage loans secured by residential real estate properties, where the loan agreement has been terminated/cancelled are generally subject to formal foreclosure proceedings